Trade Notes and Accounts Receivable, Net - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Assets [Line Items]
Threshold period when notes and accounts receivable due are unlikely to be collected and therefore the allowance of notes and accounts receivable are recognized		180 days
Percentage of allowance of notes and accounts receivable overdue recognized		100.00%
Bottom of Range [Member]
Disclosure Of Financial Assets [Line Items]
Average credit terms	30 days	30 days
Top of Range [Member]
Disclosure Of Financial Assets [Line Items]
Average credit terms	90 days	90 days